Note 18 - Acquisitions - Purchase Price Allocation (Details) - USD ($)		12 Months Ended
	Apr. 03, 2017	Mar. 31, 2019	Mar. 31, 2018
Bargain purchase gain			$ (1,786,000)
Truitt Bros. Inc. [Member]
Purchase Price (net of cash received)	$ 31,800,000
Current assets	22,800
Other long-term assets	1,800
Property, plant and equipment	29,600
Current liabilities	(5,100)
Deferred taxes	200
Other long-term liabilities	(15,700)
Bargain purchase gain	$ (1,800)		$ (1,800,000)